EARNINGS PER UNIT (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Schedule of earnings per limited partner unit

The following table details the components of EPU.

	Three months ended March 31,
	2017	2016
	(In thousands, except per-unit amounts)
Numerator for basic and diluted EPU:
Net loss attributable to common units	$(2,777)	$(8,264)

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	72,149	66,493
Effect of nonvested phantom units	—	—
Weighted-average common units outstanding – diluted	72,149	66,493

Loss per limited partner unit:
Common unit – basic	$(0.04)	$(0.12)
Common unit – diluted	$(0.04)	$(0.12)

Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU	167	497